Investments in equity accounted units	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Investments in equity accounted units

Notes to the 2017 financial statements
continued

15 Investments in equity accounted units

	2017	2016
Summary balance sheet (Rio Tinto share)	US$m	US$m
Rio Tinto's share of assets
– Non-current assets	5,913	6,686
– Current assets	990	832
	6,903	7,518
Rio Tinto's share of liabilities
– Current liabilities	(654)	(612)
– Non-current liabilities	(1,763)	(1,887)
	(2,417)	(2,499)
Rio Tinto's share of net assets	4,486	5,019

Further details of investments in equity accounted units are set out in notes 35 and 36.

At 31 December 2017 and 2016, the Group had no investments in equity accounted units with shares listed on recognised stock exchanges.

At 31 December 2017, net debt of equity accounted units, excluding amounts due to Rio Tinto, was US$1,244 million (2016: US$1,338 million).